Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Related Party Transaction [Line Items]
Management Fee	1.85%
Offering expenses percentage	1.00%
Operating expenses percentage	0.15%
Incentive fees	25.00%
Maximum cumulative selling commission percentage	10.00%
SERIES A
Related Party Transaction [Line Items]
Incentive fees	0.00%	[1]
Rebated selling commission	0
General partners ownership in capital account units issued percentage for Series A and B	2.64%
SERIES B
Related Party Transaction [Line Items]
Incentive fees	0.00%	[1]
Rebated selling commission	0
General partners ownership in capital account units issued percentage for Series A and B	3.46%
Superfund Capital Management
Related Party Transaction [Line Items]
Selling commissions percentage	4.00%
Rebated selling commission	14,605
Combined value	1,057,576
Losses allocation	95,212
Superfund Capital Management | SERIES A
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	386.799
Number of unit purchased	11.235
Superfund Capital Management | SERIES B
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	543.012

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.